Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	695,702,072.28	35,640
Yield Supplement Overcollateralization Amount 12/31/19	38,283,884.60	0
Receivables Balance 12/31/19	733,985,956.88	35,640
Principal Payments	27,436,711.64	744
Defaulted Receivables	1,244,903.43	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	36,300,846.00	0
Pool Balance at 01/31/20	669,003,495.81	34,847

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.50%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	6,627,101.89	282
Past Due 61-90 days	2,258,314.78	98
Past Due 91-120 days	398,490.45	18
Past Due 121+ days	0.00	0
Total	9,283,907.12	398

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	649,208.20
Aggregate Net Losses/(Gains) - January 2020	595,695.23
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.97%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.97%
Third Prior Net Losses Ratio	0.75%
Four Month Average	0.84%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	7,693,540.20
Actual Overcollateralization	7,693,540.20
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	6.52%
Weighted Average Remaining Term	52.91

Flow of Funds	$ Amount

Collections	30,517,986.60
Investment Earnings on Cash Accounts	5,901.55
Servicing Fee	(611,654.96)
Transfer to Collection Account	-
Available Funds	29,912,233.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,632,745.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,128,002.64
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,693,540.20
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,755,312.91

Total Distributions of Available Funds	29,912,233.19

Servicing Fee	611,654.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 01/15/20	687,701,498.45
Principal Paid	26,391,542.84
Note Balance @ 02/18/20	661,309,955.61

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2
Note Balance @ 01/15/20	211,031,498.45
Principal Paid	26,391,542.84
Note Balance @ 02/18/20	184,639,955.61
Note Factor @ 02/18/20	53.0574585%

Class A-3
Note Balance @ 01/15/20	347,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	347,000,000.00
Note Factor @ 02/18/20	100.0000000%

Class A-4
Note Balance @ 01/15/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	82,950,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	31,150,000.00
Note Factor @ 02/18/20	100.0000000%

Class C
Note Balance @ 01/15/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	15,570,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,765,377.44
Total Principal Paid	26,391,542.84
Total Paid	28,156,920.28

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	531,095.94
Principal Paid	26,391,542.84
Total Paid to A-2 Holders	26,922,638.78

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7045752
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.4825792
Total Distribution Amount	27.1871544

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.5261378
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	75.8377668
Total A-2 Distribution Amount	77.3639046

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	118.52
Noteholders' Third Priority Principal Distributable Amount	589.96
Noteholders' Principal Distributable Amount	291.52

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/20	2,595,670.49
Investment Earnings	3,399.55
Investment Earnings Paid	(3,399.55)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49